Employee Benefit Plans - Component of Net Periodic Pension Expense and Other Postretirement Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Curtailment and settlement (gain) loss recognized			$ (0.3)	$ 1.4
Pension Cost [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	0.2	0.2	0.6	0.5
Interest cost	2.9	3.1	8.8	9.6
Expected return on plan assets	(4.0)	(3.9)	(12.0)	(11.7)
Amortization of prior service costs and unrecognized loss	0.9	0.1	2.8	0.3
Curtailment and settlement (gain) loss recognized			(0.3)	1.4
Net periodic pension benefit cost		(0.5)	(0.1)	0.1
Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	0.1	0.1	0.4	0.3
Interest cost	0.1	0.1	0.4	0.4
Amortization of prior service costs and unrecognized loss	0.1		0.2	0.1
Net periodic pension benefit cost	$ 0.3	$ 0.2	$ 1.0	$ 0.8